Certain risks and uncertainties (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 customer	Dec. 31, 2011
Certain risks and uncertainties
Percentage required for qualifying as major customer			10.00%
Aggregate amount of cash and cash equivalents	2,155,009	2,119,740	3,031,462	3,889,092
Foreign currency risk | Denominated in RMB
Certain risks and uncertainties
Aggregate amount of cash and cash equivalents	1,121,695	1,180,356
Accounts receivable | Accounts receivable balances | 3 largest customers
Certain risks and uncertainties
Revenue and accounts receivable by major customer (as a percent)	17.00%	17.00%
Revenues | Customer concentration risk
Certain risks and uncertainties
Number of individual customers accounting for 10% or more of total revenues			0
Revenues | Geographic concentration risk | Japan
Certain risks and uncertainties
Number of individual customers accounting for 10% or more of total revenues	1	1
Revenue and accounts receivable by major customer (as a percent)	28.80%	18.60%